UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22942

PMF TEI Fund, L.P.

(Exact name of registrant as specified in charter)

712 W. 34th STREET, SUITE 201, AUSTIN, TX 78705

(Address of principal executive offices) (Zip code)

With a copy to:
William P. Prather III	George J. Zornada
PMF TEI Fund, L.P.	K & L Gates LLP
712 W. 34th Street, Suite 201	State Street Financial Center
Austin, TX 78705	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: (512) 660-5146

Date of fiscal year end: 3/31/23

Date of reporting period: 9/30/22

Item 1. Reports to Stockholders.

(a)

Cypress Creek
PARTNERS

Semi-Annual Report

September 30, 2022

(Unaudited)

TABLE OF CONTENTS

PMF TEI Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Statement of Operations	2
Statements of Changes in Partners’ Capital	3
Statement of Cash Flows	4
Notes to Financial Statements	5
Supplemental Information	16
Privacy Policy	18

The Endowment PMF Master Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	22
Schedule of Investments	23
Statement of Operations	28
Statements of Changes in Partners’ Capital	29
Statement of Cash Flows	31
Notes to Financial Statements	32
Supplemental Information	50
Privacy Policy	52

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
September 30, 2022
(Unaudited)

Assets
Investment in the Offshore TEI Fund, at fair value	$87,312,883
Receivable from the Offshore TEI Fund	6,120,330
Total assets	93,433,213
Liabilities and Partners’ Capital
Servicing Fees payable	31,111
Accounts payable and accrued expenses	101,680
Total liabilities	6,253,121
Partners’ capital	87,180,092
Total liabilities and partners’ capital	$93,433,213

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Operations

Six Months Ended September 30, 2022
(Unaudited)

Net investment loss allocated from the Offshore TEI Fund:
Dividend income (net of foreign tax withholding)	$206,716
Interest income	116,236
Expenses	(606,746)
Net investment loss allocated from the Offshore TEI Fund	(283,794)
Expenses of the TEI Fund:
Servicing Fees	202,959
Professional fees	64,865
Other expenses	109,344
Total expenses of the TEI Fund	377,168
Net investment loss of the TEI Fund	(660,962)
Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund:
Net realized gain (loss) from investments	9,006,147
Change in unrealized appreciation/depreciation from investments	(15,600,037)
Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund	(6,593,890)
Net decrease in partners’ capital resulting from operations	$(7,254,852)

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Years Ended December 31, 2020, December 31, 2021, Period Ended March 31, 2022*
and Six Months Ended September 30, 2022 (Unaudited)

Partners’ capital at December 31, 2019	$146,405,792
Withdrawals	(15,230,483)
Net increase in partners’ capital resulting from operations:
Net investment loss	(3,575,861)
Net realized gain from investments	2,997,039
Change in unrealized appreciation/depreciation from investments	22,703,390
Net increase in partners’ capital resulting from operations	22,124,568
Partners’ capital at December 31, 2020	$153,299,877
Contributions	28,520
Withdrawals	(49,231,471)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,286,225)
Net realized gain from investments	20,398,189
Change in unrealized appreciation/depreciation from investments	(3,959,288)
Net increase in partners’ capital resulting from operations	15,152,676
Partners’ capital at December 31, 2021	$119,249,602
Withdrawals	197
Net decrease in partners’ capital resulting from operations:
Net investment loss	(530,208)
Net realized loss from investments	(7,418,556)
Change in unrealized appreciation/depreciation from investments	3,931,792
Net decrease in partners’ capital resulting from operations	(4,016,972)
Partners’ capital at March 31, 2022	$115,232,827
Withdrawals	(20,797,883)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(660,962)
Net realized gain from investments	9,006,147
Change in unrealized appreciation/depreciation from investments	(15,600,037)
Net decrease in partners’ capital resulting from operations	(7,254,852)
Partners’ capital at September 30, 2022	$87,180,092

*	The Fund has changed its fiscal year end from December 31 to March 31. This period represents the three-month period from January 1, 2022 to March 31, 2022.

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows

Six Months Ended September 30, 2022
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(7,254,852)
Adjustments to reconcile net increase (decrease) in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund	6,593,890
Net investment loss allocated from the Offshore TEI Fund	283,794
Withdrawals from the Offshore TEI Fund	21,251,876
Change in operating assets and liabilities:
Receivable from the Offshore TEI Fund	(6,120,330)
Servicing Fees payable	(8,652)
Accounts payable and accrued expenses	(68,173)
Net cash provided by operating activities	14,677,553
Cash flows from financing activities:
Contributions	—
Withdrawals, net of change in withdrawals payable	(14,677,553)
Net cash used in financing activities	(14,677,553)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
September 30, 2022
(Unaudited)

(1)	ORGANIZATION

PMF TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on March 31, 2014, is a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for PMF TEI Offshore Fund, Ltd. (the “Offshore Fund”), which in turn is a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds (the “Feeder Funds”). For convenience, reference to the TEI Fund may include the Offshore Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to manage a portfolio of investments in a wide range of investment vehicles (“Investment Funds”) and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Offshore Fund’s financial statements and notes to the financial statements, and the Master Fund’s financial statements, Schedule of Investments and notes to financial statements included elsewhere in this report, should be read in conjunction with this report. The Offshore Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by each of the TEI Fund and the Offshore Fund on September 30, 2022, was 29.26%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund, the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. d/b/a Cypress Creek Partners (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the TEI Fund and the results of its operations. The TEI Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.”

(b)	CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore Fund.

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Adviser on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

Pursuant to Rule 2a-5 under the Advisers Act, the Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Offshore Fund are recorded at fair value based on the TEI Fund’s proportional share of the Offshore Fund’s net assets. The Offshore Fund’s Investments in the Master Fund are recorded at fair value based on the Offshore Fund’s proportional share of the Master Fund’s partners’ capital.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Fund. Valuation of the investments held by the Offshore Fund and the Master Fund is discussed in the Offshore Fund and Master Fund’s notes to financial statements, respectively, both included elsewhere in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund (through the Offshore Fund), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The TEI Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the TEI Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Fund would be recorded as a tax benefit or expense in the current period. For the six months ended September 30, 2022, the TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(3)	FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the TEI Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the TEI Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the TEI Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the TEI Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not have the right to require the TEI Fund to repurchase all or any portion of an Interest at the partner’s discretion at any time. Partners may not be able to liquidate their investment other than as a result of repurchases of Interests as described below. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary. The total distributions during the six months ended September 30, 2022, were $20,797,883.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of September 30, 2022, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore Fund).

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore Fund and Master Fund.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the TEI Fund, the Offshore Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for TEI Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the TEI Fund.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the TEI Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.40% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

In addition, effective April 1, 2019, the Investment Management Fee will not be charged to the Master Fund on any Investment Fund classified as a “Hedge Fund” (as defined in the Master Fund’s Limited Partnership Agreement and disclosed on the Schedule of Investments of the Master Fund included elsewhere in this report), with any such Hedge Fund remaining in the Master Fund’s portfolio being excluded from the calculation.

The TEI Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the TEI Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.40% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive a Servicing Fee.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended September 30, 2022, $202,959 was incurred for Servicing Fees, $31,111 was outstanding as a payable at September 30, 2022.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022*	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net investment loss to average partners’ capital (1)	(1.34)%	(1.83)%	(0.94)%	(2.62)%	(1.60)%	(1.77)%	(0.78)%
Expenses to average partners’ capital (1)	1.99%	1.83%	1.33%	2.98%	2.41%	2.52%	1.95%
Portfolio turnover (2)	0.68%	0.96%	18.69%	3.04%	2.00%	1.51%	2.45%
Internal rate of return since inception (3)	(0.18)%	0.44%	0.40%	(0.43)%	(1.77)%	(2.77)%	(2.52)%
Total return (4)	(7.18)%	(3.37)%	11.56%	16.29%	4.30%	(4.31)%	3.66%
Partners’ capital, end of period (000’s)	$87,180	$115,233	$119,250	$153,300	$146,406	$174,416	$222,700

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

*	The PMF TEI Fund has changed its fiscal year end from December 31 to March 31. This period represents the 3-month period from January 1, 2022 to March 31, 2022.
(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Offshore Fund and the Master Fund. Ratios are annualized for periods less than 12 months.

(2)

The TEI Fund is invested exclusively in the Offshore Fund which in turn is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the year indicated.

(3)

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions), and the ending partners’ capital as of September 30, 2022 (the residual value). The IRR reported is for the PMF TEI Fund as a whole, which includes the early liquidity discount that was specifically allocated only to those investors that did not elect the PMF TEI Fund option but instead elected to be fully redeemed for cash pursuant to the March 31, 2014 tender offer. The IRR for investors who remained invested in the PMF TEI Fund is 3.48%. The IRR reported for the Master Fund is 4.62%.

(4)	The total return of the TEI Fund is calculated as geometrically linked monthly returns for each month in the period, not annualized for periods less than 12 months.

(10)	INVESTMENT-RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

(a)	HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s investments, and therefore the net asset value (the “NAV”) of the Master Fund’s Interests, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which an Investment Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., Investment Funds also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(b)	FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the weighted average weighted maturity of investments to fluctuate and may require investments to invest the resulting proceeds at lower interest rates. Income from the investment’s debt securities portfolio will decline if and when the investment invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the investment’s portfolio. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by Investments. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Master Fund invests, which in turn could negatively impact the Master Fund’s performance and cause losses on your investment in the Master Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. As a result of these market conditions, the Master Fund’s NAV may fluctuate. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Since the Master Fund and investments may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Master Fund to lose money and may affect the Fund’s NAV. Moreover, in order to enforce its rights in the event of a default, bankruptcy or similar situation, the Master Fund may be required to retain legal or similar counsel, which may increase the Master Fund’s operating expenses and adversely affect the Master Fund’s NAV.

(c)	NON-U.S. INVESTMENT RISK

Investment Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Investment Funds’ investment opportunities. In addition, because non-U.S. entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Investment Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. An Investment Fund’s investment in non-U.S. countries may also be subject to withholding or other taxes, which may be significant and may reduce the Investment Fund’s returns. Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Investment in sovereign debt obligations of non-U.S. governments involves additional risks not present in debt obligations of corporate issuers and the U.S. government. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due in accordance with the terms of such debt, and an Investment Fund may have limited recourse to compel payment in the event of a default. A sovereign debtor’s willingness or ability to repay principal and to pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which the sovereign debtor may be subject. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(d)	INVESTMENT IN EMERGING MARKETS RISK

The Master Fund may hold investments in Investment Funds that focus on “emerging markets” (defined below), and the Adviser anticipates that this will continue. Investment Funds may invest in securities of companies based in emerging markets or issued by the governments of such countries. Securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of temporary or permanent termination of trading. Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristics of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization or expropriation, may be heightened. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by Investment Funds. Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets and placing securities with a custodian or broker-dealer in an emerging country also may present considerable risks. The small size of securities markets in such countries and the low volume of trading may result in a lack of liquidity and in substantially greater price volatility. Many emerging market countries have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations and fluctuations in the rate of exchange between currencies and costs associated with currency conversion have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. In addition, accounting and financial reporting standards that prevail in certain of such countries are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in such countries.

(e)	FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RATE RISK

Investment Funds may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investment Funds may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns. The Investment Funds also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an Investment Fund’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investment Funds to hedge against currency fluctuations, but the Investment Funds are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(f)	CONVERGENCE RISK

The Master Fund will hold Investment Funds whose Investment Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying one or more Investment Managers’ trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Investment Managers, the Master Fund may incur significant losses.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(g)	CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the Investment Funds or that the Investment Funds will not incur substantial losses.

(h)	ISSUER RISK

The issuers of securities acquired by Investment Funds sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investment Funds may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment Fund as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

(i)	RECENT MARKET AND ECONOMIC DEVELOPMENTS

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

(11)	PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted and may continue to result in significant disruptions to global business activity and market volatility due to closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. Health crises caused by outbreaks of disease, such as

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. This outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the global economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the Master Fund’s ability to complete repurchase requests. Any such impact could adversely affect the Master Fund’s performance, the performance of the securities in which the Master Fund invests, lines of credit available to the Master Fund, and may lead to losses on your investment in the Master Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(12)	SUBSEQUENT EVENTS

Management of the TEI Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2022.

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information
September 30, 2022
(Unaudited)

Directors and Officers

The TEI Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Fund who are responsible for the TEI Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $35,000 paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of September 30, 2022.

Asset Class (1)	Fair Value	%
Energy	$62,263,405	21.61
Event-Driven	5,292,430	1.84
Private Equity	195,307,402	67.80
Real Estate	24,705,145	8.58
Relative Value	501,241	0.17
Total Investments	$288,069,623	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The TEI Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The TEI Fund’s Form N-PORT’s are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the TEI Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
September 30, 2022
(Unaudited)

Additional Information

The TEI Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the TEI Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

PMF TEI FUND, L.P.
(A Limited Partnership)

Privacy Policy
(Unaudited)

FACTS	WHAT DOES CYPRESS CREEK PARTNERS (“CCP”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social security number

■ Income

■ Assets

■ Account balances

■ Wire transfer instructions

■ Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CCP chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does CCP Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call CCP at (512) 660-5146

PMF TEI FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?

This notice pertains to CCP, the registered and private funds it manages (as follows), and each funds’ general partner.

■ The Endowment PMF Master Fund, L.P.

■ The PMF Fund, L.P.

■ PMF TEI Fund, L.P.

■ PMF Offshore TEI Fund, Ltd.

■ Cypress Creek Private Strategies Master Fund, L.P.

■ Cypress Creek Private Strategies Registered Fund, L.P.

■ Cypress Creek Private Strategies TEI Fund, L.P.

■ Cypress Creek Private Strategies Institutional Fund, L.P.

■ Cypress Creek Private Strategies Domestic Fund, L.P.

■ Cypress Creek Private Strategies Domestic QP Fund, L.P.

■ Cypress Creek Private Strategies International Fund, Ltd.

■ Cypress Creek Private Strategies Offshore TEI Fund, Ltd.

■ Cypress Creek Private Strategies Onshore Fund, L.P.

■ Cypress Creek Private Strategies Offshore Fund, L.P.

■ Cypress Creek Private Strategies Offshore Blocker Fund, LLC

■ CCP Coastal Redwood Fund, L.P.

■ CCP Sierra Redwood Fund, L.P.

■ Marinas I SPV LLC

What we do
How does CCP protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does CCP collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Enter into an investment advisory contract

■ Seek financial advice

■ Make deposits or withdrawals from your account

■ Provide account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes—information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

PMF TEI FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ CCP does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ CCP does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ CCP does not jointly market.
Other important information
n/a

The Endowment PMF Master Fund, L.P.

Semi-Annual Report

September 30, 2022

(unaudited)

Cypress Creek

PARTNERS

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

September 30, 2022
(Unaudited)

Assets
Investments in Investment Funds, at fair value (Cost $223,003,734)	$204,133,414
Investments in affiliated Investment Funds for which ownership exceeds 5% of the Investment Fund’s capital, at fair value (Cost $145,300,785)	83,936,209
Investments in affiliated Investment Funds for which ownership exceeds 25% of the Investment Fund’s capital, at fair value (Cost $33,346,199)	—
Total investments (Cost $401,650,718)	288,069,623
Cash and cash equivalents	30,512,471
Receivable from investments sold	493,663
Prepaids and other assets	64,652
Total assets	319,140,409
Liabilities and Partners’ Capital
Withdrawals payable	20,918,389
Investment Management Fees payable	103,783
Administration fees payable	26,371
Accounts payable and accrued expenses	287,746
Total liabilities	21,336,289
Commitments and contingencies (see note 3)
Partners’ capital	297,804,120
Total liabilities and partners’ capital	$319,140,409

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments

September 30, 2022
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (2.24% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$12,387,341	$3,575,541
Sentient Global Resources Fund IV, L.P. (2)	June, 2011		9,916,684	3,094,397
Private Equity (18.23% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		—	68,415
CX Partners Fund Ltd. (2)(3)	April, 2009		10,512,844	404,000
Gavea Investment Fund II A, L.P.	May, 2007		—	43,556
Gavea Investment Fund III A, L.P.	September, 2008		—	196,393
India Asset Recovery Fund L.P.	October, 2006		—	1,864
J.C. Flowers III L.P.	October, 2009		7,020,538	1,276,397
LC Fund IV, L.P.	May, 2008		7,493,581	357,917
New Horizon Capital III, L.P. (2)	March, 2009		3,526,056	250,398
Northstar Equity Partners III	June, 2011		3,264,988	2,478,391
Orchid Asia IV, L.P. (2)	November, 2007		4,844,541	2,786,011
Reservoir Capital Partners (Cayman), L.P. (2)	June, 2009		1,674,681	3,318,741
Tiger Global Private Investment Partners V, L.P.	January, 2008		6,176,631	5,916,844
Tiger Global Private Investment Partners VI, L.P.	November, 2010		—	2,609,186
Trustbridge Partners II, L.P. (2)	December, 2007		5,237,652	5,730,047
Trustbridge Partners III, L.P. (2)(3)	April, 2009		17,692,549	11,885,242
Trustbridge Partners IV, L.P.(2)	September, 2011		—	16,961,137
Real Estate (1.27% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		4,466,262	361,300
Phoenix Asia Real Estate Investments II, L.P. (3)	September, 2007		3,650,617	3,428,912
Total Cayman Islands			97,864,965	64,744,689

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Guernsey
Private Equity (0.00% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		$3,749,029	$8,112
Total Guernsey			3,749,029	8,112
United Kingdom
Private Equity (0.04% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		6,816,923	131,904
Real Estate (0.08% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		1,975,313	27,835
Patron Capital, L.P. II	February, 2005		674,772	10,539
Patron Capital, L.P. III	July, 2007		3,254,500	208,052
Total United Kingdom			12,721,508	378,330
United States
Energy (18.67% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P. (2)	December, 2011		2,143,824	—
EnCap Energy Capital Fund VII-B LP (2)	October, 2007		7,469,822	57,352
EnCap Energy Infrastructure TE Feeder, L.P. (2)(3)	October, 2009		5,561,140	442,811
Energy & Minerals Group Fund II, L.P. (2)	November, 2011		11,275,863	13,578,244
Intervale Capital Fund, L.P.	May, 2008		6,293,875	5,584,511
Merit Energy Partners G, L.P. (2)	September, 2009		15,973,266	8,000,356
Midstream & Resources Follow-On Fund, L.P. (2)(3)	March, 2010		3,459,071	3,145,493
NGP Energy Technology Partners II, L.P. (2)	July, 2009		4,138,906	2,017,546
NGP IX Offshore Fund, L.P. (2)	March, 2008		4,181,522	205,816
NGP Midstream & Resources, L.P.	October, 2007		5,412,496	653,917
Quantum Parallel Partners V, LP (3)	October, 2008		20,843,172	21,803,885
TPF II-A, L.P. (3)	October, 2008		6,612,057	103,536

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (1.78% of Partners’ Capital)
BDCM Partners I, L.P. (3)(6)	January, 2011		$7,437,015	$5,282,486
Fortelus Special Situations Fund Ltd. (2)(3)(6)	May, 2010		—	9,944
Private Equity (47.31% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		1,095,663	572,389
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		7,188,083	6,506,465
BDCM Opportunity Fund II, L.P. (2)	March, 2006		2,732,651	587,805
Catterton Growth Partners, L.P.	March, 2008		10,514,354	3,178,064
Chrysalis Ventures III, L.P.	December, 2006		1,136,664	517,884
Crosslink Crossover Fund V, L.P.	May, 2007		1,723,592	547,113
Crosslink Crossover Fund VI, L.P.	March, 2007		—	18,399,170
Dace Ventures I, LP (3)	June, 2007		1,971,639	923,728
Fairhaven Capital Partners, L.P.	March, 2008		8,412,789	1,973,727
Founders Fund III, LP	May, 2010		—	24,029,141
Founders Fund IV, LP	January, 2012		—	32,353,552
Garrison Opportunity Fund LLC (3)	February, 2010		—	61,570
HealthCor Partners Fund, L.P. (3)	August, 2007		1,579,075	3,174,986
MatlinPatterson Global Opportunities Partners III L.P.	July, 2007		4,715,825	30,278
Middle East North Africa Opportunities Fund, L.P. (6)	July, 2008	3,969	3,969,272	31,607
Monomoy Capital Partners II, L.P.	May, 2011		5,137,020	4,302,655
Pine Brook Capital Partners, L.P. (2)	January, 2008		9,532,892	1,281,702
Pinto America Growth Fund, L.P.	July, 2006		—	1,257,110

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (47.31% of Partners’ Capital) (continued)
Private Equity Investment Fund IV, L.P. (3)	July, 2005		$3,268,516	$582,643
Private Equity Investment Fund V, L.P. (3)	April, 2009		32,635,067	18,214,020
Saints Capital VI, L.P. (3)	April, 2008		9,096,894	2,207,064
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		1,146,840	491,573
Sanderling Venture Partners VI, L.P.	June, 2005		517,676	380,019
Sterling Capital Partners II, L.P. (2)	August, 2005		1,039,496	91,238
Sterling Group Partners III, L.P.	April, 2010		3,243,621	63,942
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		157,773	973,672
Tenaya Capital V, LP (2)	November, 2007		286,205	463,456
Tenaya Capital VI, LP	July, 2012		4,516,706	6,630,175
The Column Group, LP	September, 2007		—	7,350,887
Trivest Fund IV, L.P.(3)	November, 2007		66,650	40,601
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	July, 2007		434,042	1,619,723
Valiant Capital Partners LP (6)	July, 2009		2,690,540	1,633,813
Voyager Capital Fund III, L.P.	May, 2007		1,532,853	411,075
Real Estate (6.94% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		718,447	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP (3)	July, 2008		6,635,634	3,441,121
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		—	14,143
Monsoon Infrastructure & Realty Co-Invest, L.P. (3)	February, 2008		9,542,106	6,577,140
Northwood Real Estate Co- Investors LP (2)	April, 2008		1,827,958	2,670,586
Northwood Real Estate Partners LP (2)	April, 2008		6,197,272	7,620,037
SBC US Fund II, LP (3)	June, 2011		4,302,697	341,122

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (6.94% of Partners’ Capital) (continued)
Square Mile Partners III LP	April, 2008		$3,585,753	$4,358
Relative Value (0.17% of Partners’ Capital)
King Street Capital, L.P. (2)(6)	November, 2009		14,723	194,701
Magnetar Capital Fund LP (3)(6)	February, 2009		—	246,182
PIPE Equity Partners, LLC (4)(5)(6)	August, 2008		17,723,154	—
PIPE Select Fund, LLC (4)(5)(6)	September, 2008		15,623,045	—
Stark Select Asset Fund, LLC (6)	July, 2010		—	60,358
Total United States			287,315,216	222,938,492
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			401,650,718	288,069,623	96.73%
Total Investments in Investment Funds(7)			401,650,718	288,069,623	96.73%
Total Investments			$401,650,718	$288,069,623	96.73%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2022 were $39,969,556. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014 (See note 1).
(2)	Income producing investment.
(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund’s capital (see note 5b).
(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital (see note 5b).
(5)	Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of September 30, 2022. The total of all such investments represents 0.00% of partners’ capital.
(6)

Investment Funds classified as “Hedge Funds” in the Master Fund’s limited partnership agreement. The cost and fair value of these Investment Funds as of September 30, 2022 was $47,457,749 and $7,459,091, respectively.

(7)	Restricted investments as to resale.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations

Six Months Ended September 30, 2022
(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding)	$699,829
Interest income	396,839
Dividend income from affiliated Investment Funds	5,425
Total investment income	1,102,093
Expenses:
Investment Management Fees	677,297
Administration fees	118,145
Professional fees	101,937
Consulting fees	49,395
Custodian fees	24,207
Directors fees	49,583
Other expenses	128,710
Total expenses	1,149,274
Net investment loss	(47,181)
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	33,967,602
Net realized gain (loss) from affiliated Investment Funds	(3,245,423)
Net realized gain (loss)	30,722,179
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(48,426,900)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(4,819,071)
Change in unrealized appreciation/depreciation	(53,245,971)
Net realized and unrealized gain (loss)	(22,523,792)
Net decrease in partners’ capital resulting from operations	$(22,570,973)

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital

Years Ended December 31, 2020, December 31, 2021, Period Ended March 31, 2022*
and Six Months Ended September 30, 2022 (Unaudited)

Partners’ capital at December 31, 2019	$490,231,013
Withdrawals	(54,819,498)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,187,531)
Net realized gain from investments and foreign currency translations	5,994,215
Net realized gain from affiliated Investment Funds	4,074,369
Change in unrealized appreciation/depreciation from investments and foreign currency translations	101,711,193
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(24,307,445)
Net increase in partners’ capital resulting from operations	86,284,801
Partners’ capital at December 31, 2020	$521,696,316
Withdrawals	(171,047,540)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,523,262)
Net realized gain from investments and foreign currency translations	58,700,329
Net realized gain from affiliated Investment Funds	10,673,153
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(4,963,663)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(8,455,840)
Net increase in partners’ capital resulting from operations	54,430,717
Partners’ capital at December 31, 2021	$405,079,493
Withdrawals	(334,950)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(719,104)
Net realized loss from investments and foreign currency translations	(4,128,053)
Net realized loss from affiliated Investment Funds	(21,158,776)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(11,642,590)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	25,044,521
Net decrease in partners’ capital resulting from operations	(12,604,002)
Partners’ capital at March 31, 2022*	$392,140,541

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital, continued
Years Ended December 31, 2020, December 31, 2021, Period Ended March 31, 2022*
and Six Months Ended September 30, 2022 (Unaudited)

Withdrawals	$(71,765,448)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(47,181)
Net realized gain from investments and foreign currency translations	33,967,602
Net realized loss from affiliated Investment Funds	(3,245,423)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(48,426,900)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(4,819,071)
Net decrease in partners’ capital resulting from operations	(22,570,973)
Partners’ capital at September 30, 2022	$297,804,120

*	The Fund has changed its fiscal year end from December 31 to March 31. This period represents the three-month period from January 1, 2022 to March 31, 2022.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows

Six Months Ended September 30, 2022
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(22,570,973)
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(2,389,750)
Proceeds from disposition of investments	39,111,004
Proceeds from return of capital of investments	23,782,692
Net realized (gain) loss from investments and foreign currency translations	(33,967,602)
Net realized (gain) loss from affiliated Investment Funds	3,245,423
Change in unrealized appreciation/depreciation from investments and foreign currency translations	48,426,900
Change in unrealized appreciation/depreciation from affiliated Investment Funds	4,819,071
Change in operating assets and liabilities:
Receivable from investments sold	1,426,534
Prepaids and other assets	9,121
Investment Management Fees payable	(27,357)
Administration fees payable	4,010
Accounts payable and accrued expenses	(186,771)
Net cash provided by operating activities	61,682,302
Cash flows from financing activities:
Withdrawals, net of change in withdrawals payable	(50,865,586)
Net cash used in financing activities	(50,865,586)
Effect of exchange rate changes in cash	(206)
Net change in cash and cash equivalents	10,816,510
Cash and cash equivalents at beginning of period	19,695,961
Cash and cash equivalents at end of period	$30,512,471
Supplemental schedule of cash activity:
Cash paid for interest	—

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements

September 30, 2022
(Unaudited)

(1)	ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently two feeder funds.

On March 31, 2014, the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from Cypress Creek Private Strategies Master Fund, L.P. (formerly Salient Private Access Master Fund, L.P., which was formerly The Endowment Master Fund, L.P., the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. d/b/a Cypress Creek Partners (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Adviser on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

Pursuant to Rule 2a-5 under the Advisers Act, the Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of September 30, 2022.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

      Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statement of Changes in Partners’ Capital.

(f)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements. Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of September 30, 2022, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(i)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period.

For the six months ended September 30, 2022, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(j)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1 — unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 — investments with other significant observable inputs

●	Level 3 — investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board has authorized the Adviser to oversee the implementation of the Board-approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various members of the Adviser’s

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

team. The Adviser Valuation Committee generally meets on a monthly basis to determine the valuations of the Master Fund’s investments. The valuations are supported by methodologies adopted by the Adviser and documented in the Adviser’s Valuation Policy.

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of September 30, 2022, and assets valued at NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the financial statements:

	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$—	$62,263,405	$62,263,405
Event-Driven	—	—	—	5,292,430	5,292,430
Private Equity	—	—	—	195,307,402	195,307,402
Real Estate	—	—	—	24,705,145	24,705,145
Relative Value	—	—	—	501,241	501,241
Total	$—	$—	$—	$288,069,623	$288,069,623

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of September 30, 2022, there was not a significant amount of Level 3 investments in the Master Fund.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of September 30, 2022, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$62,263	$12,907	Up to 10 years	N/A	N/A	Up to 15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	5,293	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Private Equity (c)	Investments in nonpublic companies.	195,307	22,431	Up to 10 years	N/A	N/A	Up to 10 years
Real Estate (d)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	24,705	4,631	Up to 10 years	N/A	N/A	Up to 10 years
Relative Value (e)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	501	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$288,069	$39,969

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(d)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(e)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds so that the Fund may cover any funding call by Investment Funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of September 30, 2022:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Crosslink Crossover Fund VI, L.P.	6.18%	Crosslink Crossover Fund VI, L.P., is a private equity fund that invests in growth-stage long and short public companies, and traditional private venture capital companies.	No	N/A	N/A
Founders Fund III, L.P.	8.07%	Founders Fund III, L.P. makes venture capital investments in seed stage and early stage companies.	No	N/A	N/A
Founders Fund IV, L.P.	10.86%	Founders Fund IV, L.P. makes venture capital investments in seed stage and early stage companies.	No	N/A	N/A
Private Equity Investment Fund V, L.P.	6.12%	Private Equity Investment Fund V, L.P., is a private equity fund that invests in venture capital funds, leveraged buyout funds, and secondary funds.	No	N/A	N/A
Quantum Parallel Partners V, LP	7.32%	Quantum Parallel Partners V, LP, is a private equity fund investing in companies in the energy industry	Yes	N/A	N/A
Trustbridge Partners IV, L.P.	5.70%	Trustbridge Partners IV, L.P. is a private equity fund making growth equity and buyout investments in China.	No	N/A	N/A

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(c)	REPURCHASE OF INTERESTS

A partner will not have the right to require the Master Fund to repurchase all or any portion of an Interest at the partner’s discretion at any time. Partners may not be able to liquidate their investment other than as a result of repurchases of Interests as described below. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions on a pro rata basis to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary. The total distributions during the six months ended September 30, 2022, were $70,900,000.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of September 30, 2022, the Master Fund held investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $2,389,750 and $39,111,004 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of September 30, 2022, was $401,650,718, resulting in accumulated net unrealized depreciation of ($113,581,095) consisting of $117,395,739 in gross unrealized appreciation and ($230,976,834) in gross unrealized depreciation.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(b)	AFFILIATED INVESTMENT FUNDS

At September 30, 2022, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total partners’ capital. A listing of these affiliated Investment Funds, including activity for the period ended September 30, 2022, is shown below:

Affiliated Investment Funds	Shares 3/31/22	Shares 9/30/22	Beginning Fair Value 3/31/22	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 9/30/22	Dividend Income
Ownership exceeds 5% of the Investment Fund’s Capital:
BDCM Partners I, L.P.			$5,350,828	$—	$—	$—	$(68,342)	$5,282,486	$—
CX Partners Fund Ltd.			5,616,604	158,892	(199,040)	(2,607,483)	(2,564,973)	404,000	5,425
Dace Ventures I, LP			863,499	9,783	—	—	50,446	923,728	—
EnCap Energy Infrastructure TE Feeder, L.P.			425,737	—	—	—	17,074	442,811	—
Fortelus Special Situations Fund Ltd.			215,350	—	—	—	(205,406)	9,944	—
Garrison Opportunity Fund LLC			118,448	—	—	—	(56,878)	61,570	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			7,578,585	108,772	(4,906,317)	—	660,081	3,441,121	—
HealthCor Partners Fund, L.P.			3,962,784	3,526	—	—	(791,324)	3,174,986	—
Midstream & Resources Follow-On Fund, L.P.			3,627,532	—	—	—	(482,039)	3,145,493	—
Magnetar Capital Fund LP			227,786	—	—	—	18,396	246,182	—
Monsoon Infrastructure & Realty Co-Invest, L.P.			7,170,849	—	—	—	(593,709)	6,577,140	—
Phoenix Asia Real Estate Investments II, L.P.			3,979,527	—	(225,282)	—	(325,333)	3,428,912	—
Private Equity Investment Fund IV, L.P.			702,958	—	—	—	(120,315)	582,643	—
Private Equity Investment Fund V, L.P.**			18,600,993	—	—	—	(386,973)	18,214,020	—
Quantum Parallel Partners V, LP			24,445,194	—	(2,556,265)	(637,940)	552,896	21,803,885	—
Saints Capital VI, L.P.			2,280,084	—	(91,063)	—	18,043	2,207,064	—
SBC US Fund II, LP			641,852	—	(118,970)	—	(181,760)	341,122	—
TPF II-A, L.P.			1,041,287	22,823	(958,376)	—	(2,198)	103,536	—
Trivest Fund IV, L.P.			41,460	—	—	—	(859)	40,601	—
Trustbridge Partners III, L.P.			12,241,140	—	—	—	(355,898)	11,885,242	—
Tuckerbrook SB Global Distressed Fund I, L.P.			1,619,723	—	—	—	—	1,619,723	—
Total			100,752,220	303,796	(9,055,313)	(3,245,423)	(4,819,071)	83,936,209	5,425

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

Affiliated Investment Funds	Shares 3/31/22	Shares 9/30/22	Beginning Fair Value 3/31/22	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 9/30/22	Dividend Income
Ownership exceeds 25% of the Investment Fund’s Capital:
PIPE Equity Partners, LLC			$—	$—	$—	$—	$—	$—	$—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
Total			—	—	—	—	—	—	—
Total Affiliated Investment Funds			$100,752,220	$303,796	$(9,055,313)	$(3,245,423)	$(4,819,071)	$83,936,209	$5,425

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six months ended September 30, 2022, was $118,145, $26,371 was outstanding as a payable at September 30, 2022.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.40% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

In addition, effective April 1, 2019, the Investment Management Fee will not be charged on any Investment Fund classified as a “Hedge Fund” (as defined in the Master Fund’s Limited Partnership Agreement and disclosed on the Schedule of Investments), with any such Hedge Fund remaining in the Master Fund’s portfolio at that time being excluded from the calculation.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

The Master Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended September 30, 2022, $677,297 was incurred for Investment Management Fees, $103,783 was outstanding as a payable at September 30, 2022.

(b)	EXPENSE LIMITATION AGREEMENT

Pursuant to the Master Fund’s limited partnership agreement there is an expense limitation in which the Adviser contractually agreed to limit total annualized expenses of the Master Fund, to the amount of 1.25%, exclusive of fees and expenses of underlying investment funds, borrowing and other investment-related costs and fees, taxes, litigation and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business (the “Expense Limitation”).

Under the Expense Limitation, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Master Fund’s expenses fall below the rate in effect at the time of the waiver. The Master Fund, however, is not obligated to pay any such amounts beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense.

Any such recoupment by the Adviser shall not cause the Master Fund to exceed the annual Expense Limitation rate that was in effect at the time of such waiver or reimbursement. For the six months ended September 30, 2022, no such expense waiver or recoupment has been incurred by the Master Fund.

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022*	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net investment income (loss) to average partners’ capital (1)	(0.03)%	(0.73)%	(0.32)%	(0.26)%	0.20%	0.15%	0.30%
Expenses to average partners’ capital (1),(2)	0.68%	0.86%	0.71%	0.61%	0.60%	0.61%	0.86%
Portfolio Turnover	0.72%	0.96%	18.69%	3.04%	2.00%	1.51%	2.45%
Internal rate of return since inception (3)	4.54%	5.20%	5.21%	4.67%	3.59%	2.91%	3.84%
Total Return (4)	(6.59)%	(3.11)%	11.89%	19.06%	6.10%	(2.44)%	4.77%
Partners’ capital, end of period (000’s)	$297,804	$392,141	$405,079	$521,696	$490,231	$578,662	$730,118

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

*	The Master Fund has changed its fiscal year end from December 31 to March 31. This period represents the 3-month period from January 1, 2022 to March 31, 2022.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(1)	Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios are annualized for periods less than 12 months.
(2)	Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.
(3)

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions) and the ending partners’ capital as of September 30, 2022 (the residual value).

(4)	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period, not annualized for periods less than 12 months.
(10)	INVESTMENT-RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

(a)	HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s underlying investments, and therefore the NAV of the Master Fund’s Interests, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which an Investment Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., Investment Funds also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(b)	NON-U.S. INVESTMENT RISK

Investment Funds may invest in securities of non-U.S. issuers and the governments of non-U.S. countries. These investments involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Investment Funds’ investment opportunities. In addition, because non-U.S. entities are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable with those applicable to U.S. companies, there may be different types of, and lower quality, information available about a non-U.S. company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the U.S., and such markets may not provide the same protections available in the U.S. With respect to certain countries there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Investment Funds’ investments in those countries. Furthermore, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. An Investment Fund’s investment in non-U.S. countries may also be subject to withholding or other taxes, which may be significant and may reduce the Investment Fund’s returns.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Investment in sovereign debt obligations of non-U.S. governments involves additional risks not present in debt obligations of corporate issuers and the U.S. government. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due in accordance with the terms of such debt, and an Investment Fund may have limited recourse to compel payment in the event of a default. A sovereign debtor’s willingness or ability to repay principal and to pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which the sovereign debtor may be subject. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.

(c)	INVESTMENT IN EMERGING MARKETS RISK

The Master Fund may hold investments in Investment Funds that focus on “emerging markets” (defined below), and the Adviser anticipates that this will continue. Investment Funds may invest in securities of companies based in emerging markets or issued by the governments of such countries. Securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of temporary or permanent termination of trading. Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and emerging markets may lack the social, political and economic stability characteristics of more developed countries. As a result, the risks relating to investments in foreign securities described above, including the possibility of nationalization or expropriation, may be heightened. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by Investment Funds. Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets and placing securities with a custodian or broker-dealer in an emerging country also may present considerable risks. The small size of securities markets in such countries and the low volume of trading may result in a lack of liquidity and in substantially greater price volatility. Many emerging market countries have experienced substantial, and in

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations and fluctuations in the rate of exchange between currencies and costs associated with currency conversion have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. In addition, accounting and financial reporting standards that prevail in certain of such countries are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in such countries.

(d)	FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the weighted average weighted maturity of investments to fluctuate and may require investments to invest the resulting proceeds at lower interest rates. Income from the investment’s debt securities portfolio will decline if and when the investment invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the investment’s portfolio. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by Investments. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Master Fund invests, which in turn could negatively impact the Master Fund’s performance and cause losses on your investment in the Master Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. As a result of these market conditions, the Master Fund’s NAV may fluctuate. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Since the Master Fund and investments may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Master Fund to lose money and may affect the Fund’s NAV. Moreover, in order to enforce its rights in the event of a default, bankruptcy or similar situation, the Master Fund may be required to retain legal or similar counsel, which may increase the Master Fund’s operating expenses and adversely affect the Master Fund’s NAV.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(e)	FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RATE RISK

Investment Funds may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investment Funds may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an Investment Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Investment Fund already owns. The Investment Funds also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an Investment Fund’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investment Funds to hedge against currency fluctuations, but the Investment Funds are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(f)	CONVERGENCE RISK

The Master Fund will hold Investment Funds whose Investment Managers take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying one or more Investment Managers’ trading positions were to fail to converge toward, or were to diverge further from, relationships expected by such Investment Managers, the Master Fund may incur significant losses.

(g)	CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the Investment Funds or that the Investment Funds will not incur substantial losses.

(h)	ISSUER RISK

The issuers of securities acquired by Investment Funds sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investment Funds may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment Fund as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

(i)	RECENT MARKET AND ECONOMIC DEVELOPMENTS

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

(11)	PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted and may continue to result in significant disruptions to global business activity and market volatility due to closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. This outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the global economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the Master Fund’s ability to complete repurchase requests. Any such impact could adversely affect the Master Fund’s performance, the performance of the securities in which the Master Fund invests, lines of credit available to the Master Fund, and may lead to losses on your investment in the Master Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(12)	SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2022.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
September 30, 2022
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $35,000 paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of September 30, 2022.

Asset Class (1)	Fair Value	%
Energy	$62,263,405	21.61
Event-Driven	5,292,430	1.84
Private Equity	195,307,402	67.80
Real Estate	24,705,145	8.58
Relative Value	501,241	0.17
Total Investments	$288,069,623	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
September 30, 2022
(Unaudited)

Form N-PORT Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORT’s are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Directors of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy
(Unaudited)

FACTS	WHAT DOES CYPRESS CREEK PARTNERS[1] (“CCP”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social security number

● Income

● Assets

● Account balances

● Wire transfer instructions

● Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CCP chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does CCP Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call CCP at (512) 660-5146

[1]	Endowment Advisers, L.P., d/b/a Cypress Creek Partners

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?

This notice pertains to CCP, the registered and private funds it manages (as follows), and each funds’ general partner.

● The Endowment PMF Master Fund, L.P.

● The PMF Fund, L.P.

● PMF TEI Fund, L.P.

● PMF Offshore TEI Fund, Ltd.

● Cypress Creek Private Strategies Master Fund, L.P.

● Cypress Creek Private Strategies Registered Fund, L.P.

● Cypress Creek Private Strategies TEI Fund, L.P.

● Cypress Creek Private Strategies Institutional Fund, L.P.

● Cypress Creek Private Strategies Domestic Fund, L.P.

● Cypress Creek Private Strategies Domestic QP Fund, L.P.

● Cypress Creek Private Strategies International Fund, Ltd.

● Cypress Creek Private Strategies Offshore TEI Fund, Ltd.

● Cypress Creek Private Strategies Onshore Fund, L.P.

● Cypress Creek Private Strategies Offshore Fund, L.P.

● Cypress Creek Private Strategies Offshore Blocker Fund, LLC

● CCP Coastal Redwood Fund, L.P.

● CCP Sierra Redwood Fund, L.P.

● Marinas I SPV LLC

What we do
How does CCP protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does CCP collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Enter into an investment advisory contract

● Seek financial advice

● Make deposits or withdrawals from your account

● Provide account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● CCP does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● CCP does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● CCP does not jointly market.
Other important information
n/a

Investment Adviser
Endowment Advisers, L.P., d/b/a Cypress Creek Partners

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
UMB Bank, N.A.

Independent Registered Public Accounting Firm
RSM US LLP

Legal Counsel
K&L Gates LLP

Item 1. Reports to Stockholders Continued.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PMF TEI Fund, L.P.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	12/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	12/6/2022

By (Signature and Title)	/s/ Benjamin Murray
Benjamin Murray
Principal Financial Officer

Date:	12/6/2022